Share Issuance Activities (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2010 Hanwha Solar USD ($)		Dec. 31, 2010 Hanwha Solar CNY		Dec. 31, 2010 Hanwha Solar September 2010 USD ($)		Dec. 31, 2010 Hanwha Solar September 2010 CNY		Dec. 31, 2010 Hanwha Solar November 2010 USD ($)		Dec. 31, 2010 Hanwha Solar November 2010 CNY		Dec. 31, 2010 Public November 2010 USD ($)	Dec. 31, 2010 Public November 2010 CNY
Class of Stock [Line Items]
Date							2010-09		2010-09		2010-11		2010-11		2010-11	2010-11
Number of ADSs	9,200,000	9,200,000		[1]		[1]		[1]		[1]		[1]		[1]	9,200,000	9,200,000
Number of ordinary shares	128,436,693	128,436,693	82,436,693		82,436,693		36,455,089		36,455,089		45,981,604		45,981,604		46,000,000	46,000,000
Total proceeds	$ 243,738	1,623,945	$ 160,938		1,074,087		$ 78,171		524,606		$ 82,767		549,481		$ 82,800	549,858
Net proceeds	$ 237,316	1,581,114	$ 158,811		1,059,812		$ 76,044		510,331		$ 82,767		549,481		$ 78,505	521,302

[1]	Not applicable since the Company directly issued ordinary shares to Hanwha Solar.